OPERATING LEASES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2024
OPERATING LEASES AND COMMITMENTS
Summary of Operating lease right-of-use assets
Operation lease right of Use Asset	In Thousands of US Dollars
	2024	2023	2022
Balances January 1	$-	158	384
Adjustments office lease	-	-	(4)
Accumulated amortization	-	(158)	(222)
Balances December 31	$-	$-	$158

Summary of operating lease liability
	In Thousands of US Dollars
Operating Lease Liabilities	2024	2023	2022
Balances as of January 1	$-	$173	391
Adjustment office lease	-	-	(4)
Repayments of lease liability	-	(176)	(229)
Interest expense	-	3	15
Balances as of December 31	$-	$-	$173
Lease liability due within one year	$-	$-	$173
Lease Liability long Term	-	$-	$-